Nature of the Business - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Nature Of Business [Line Items]
Accumulated Deficit	$ 259,952	$ 190,287
Cash and cash equivalents	$ 131,539	$ 173,338	$ 266,319